NORTHERN LIGHTS FUND TRUST

May 2, 2014

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

Attention: Filings - Rule 497(j)

Re:  Northern Lights Fund Trust – TransWestern Institutional Short Duration Government Bond Fund

Beech Hill Total Return Fund

The FX Strategy Fund

BTS Bond Asset Allocation Fund

BTS Hedged Income Fund

BTS Tactical Fixed Income Fund

The Biondo Focus Fund

The Biondo Growth Fund

Investment Partners Opportunities Fund

Altegris Fixed Income Long Short Fund

Altegris Multi-Strategy Alternative Fund

Post Effective Amendment Nos. 601, 602, 603, 604, 605, 606 and 607 to the Registration Statements on Form N-1A (File No. 333-122917, CIK No. 0001314414)

Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by the Northern Lights Fund Trust (the “Trust”), on behalf of TransWestern Institutional Short Duration Government Bond Fund, Beech Hill Total Return Fund, The FX Strategy Fund,   BTS Bond Asset Allocation Fund, BTS Hedged Income Fund, BTS Tactical Fixed Income Fund, The Biondo Focus Fund, The Biondo Growth Fund, Investment Partners Opportunities Fund, Altegris Fixed Income Long Short Fund and Altegris Multi-Strategy Alternative Fund, pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Trust, I hereby certify that the forms of prospectuses and statements of additional information that would have been filed pursuant to paragraphs (b) and (c) of Rule 497 under the 1933 Act would not have differed from that contained in the following Post-Effective Amendments to the Trust’s registration statement on Form N-1A (each an “Amendment”):

Fund Name:	Post-Effective Amendment Number:	SEC Accession Number:	Date of Amendment Filing:
TransWestern Institutional Short Duration Government Bond Fund	601	0000910472-14-001782	April 28, 2014
Beech Hill Total Return Fund	602	0000910472-14-001783	April 28, 2014
The FX Strategy Fund	603	0000910472-14-001784	April 28, 2014
BTS Bond Asset Allocation Fund BTS Hedged Income Fund BTS Tactical Fixed Income Fund	604	0000910472-14-001809	April 29, 2014
The Biondo Focus Fund The Biondo Growth Fund	605	0000910472-14-001858	April 29, 2014
Investment Partners Opportunities Fund	606	0000910472-14-001859	April 29, 2014
Altegris Fixed Income Long Short Fund Altegris Multi-Strategy Alternative Fund	607	0000910472-14-001875	April 30, 2014

Questions related to this filing should be directed to JoAnn M. Strasser of Thompson Hine LLP at (614) 469-3265 or to me at (631) 470-2600.

Very truly yours,

/s/ James P. Ash

James P. Ash

Secretary